INVENTORY	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
INVENTORY

NOTE 4 - INVENTORY:

	December 31,
	2023	2022
	USD in thousands
Raw materials and supplies	445	438
Work in progress	34	148
Finished goods	25	44
	504	630

During the years 2023 and 2022, no impairment occurred.